CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Restricted cash	¥ 3,677,557	¥ 2,392,573
Provision for doubtful accounts	123,153	0
Provision for loan losses	240,419	47,670
Loans receivable, net of provision for loan losses	2,331,108	681,794
Payable to platform customers	905,034	1,113,966
Quality assurance fund payable	3,819,379	2,062,844
Deferred revenue		265,094
Payroll and welfare payable	188,254	156,831
Taxes payable	225,101	257,143
Short-term borrowings	25,000
Provision for payment to investor reserve fund investor		107,660
Financial gurantee derivative liabilities		215,770
Funds payable to investors of consolidated trusts	1,505,909	502,641
Contract liabilities	165,469
Due to related parties		11,972
Deferred tax liabilities	100,064	15,940
Accrued expenses and other liabilities	¥ 222,519	¥ 211,614
Ordinary stock, shares issued | shares	1,533,071,169
Treasury stock, common shares | shares	46,301,000	0
Consolidated VIEs' principal subsidiaries [Member]
Payable to platform customers	¥ 905,034	¥ 1,113,966
Quality assurance fund payable	3,819,379	2,062,844
Deferred revenue	0	256,240
Payroll and welfare payable	129,809	130,533
Taxes payable	208,585	140,064
Short-term borrowings	0	0
Provision for payment to investor reserve fund investor	0	107,660
Financial gurantee derivative liabilities	0	215,770
Funds payable to investors of consolidated trusts	1,505,909	502,641
Contract liabilities	158,061	0
Due to related parties	0	11,972
Deferred tax liabilities	78,268	0
Accrued expenses and other liabilities	¥ 190,406	¥ 194,780
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	874,071,169	842,071,169
Ordinary Stock, shares outstanding | shares	827,770,169	842,071,169
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	659,000,000	661,000,000
Ordinary Stock, shares outstanding | shares	659,000,000	661,000,000
Consolidated Trust [Member]
Restricted cash	¥ 303,667	¥ 44,775
Loans receivable, net of provision for loan losses	2,290,082	647,793
VIE's subsidiaries [Member]
Payable to platform customers	905,034	1,113,966
Quality assurance fund payable	3,819,379	2,062,844
Deferred revenue	0	256,240
Payroll and welfare payable	129,809	130,533
Taxes payable	208,585	140,064
Short-term borrowings	0	0
Provision for payment to investor reserve fund investor	0	107,660
Financial gurantee derivative liabilities	0	215,770
Funds payable to investors of consolidated trusts	1,505,909	502,641
Contract liabilities	158,061	0
Due to related parties	0	11,972
Deferred tax liabilities	78,268	0
Accrued expenses and other liabilities	¥ 190,406	¥ 194,780